Web-Based Technology (Tables)	12 Months Ended
Dec. 31, 2017
Web-Based Technology [Abstract]
Schedule of capitalized costs in developing web-based technology
	2017	2016
OptimizeRx consumer web-based technology	$154,132	$154,133
OptimizeRx EHR integrated technology	1,304,230	1,304,230
Subtotal	1,458,362	1,458,363
Accumulated amortization	(1,314,632)	(1,106,559)
Web-based technology, net	$143,730	$351,804